Other Current Assets and Accrued Income (Tables)	6 Months Ended
Jun. 30, 2026
Current prepayments and current accrued income including current contract assets [abstract]
Disclosure of Other Current Assets

The table below shows the breakdown of other current assets by category:

	As of June 30, 2026	As of December 31, 2025
Prepaid general and administrative expenses	2,409	2,492
Prepaid clinical and technical development expenses	486	1,590
VAT, interest and tax-related receivables	321	801
Total	3,216	4,883

Summary of Accrued Income

The table below shows the movement of accrued income for the six months ended June 30, 2026 and 2025:

	2026	2025
Balance as of January 1,	993	629
Accrued income recognized during the period	519	545
Foreign exchange revaluation	14	5
Balance as of June 30,	1,526	1,179